Unaudited Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating revenues
Total operating revenues	$ 267.7	$ 271.9	$ 484.3	$ 505.9
Gain on disposals	0.0	0.2	0.4	0.4
Operating expenses
Rig operating and maintenance expenses	(122.2)	(124.1)	(232.0)	(228.1)
Depreciation of non-current assets	(36.7)	(31.9)	(72.6)	(63.7)
General and administrative expenses	(12.3)	(11.6)	(23.4)	(25.0)
Total operating expenses	(171.2)	(167.6)	(328.0)	(316.8)
Operating income	96.5	104.5	156.7	189.5
(Loss) / income from equity method investments	(0.2)	(2.5)	(2.0)	2.9
Financial income (expenses), net
Interest income	0.5	2.4	1.1	3.8
Interest expense	(57.2)	(52.0)	(115.3)	(101.0)
Other financial income (expenses), net	0.3	(5.8)	(4.9)	(16.0)
Total financial expenses, net	(56.4)	(55.4)	(119.1)	(113.2)
Income before income taxes	39.9	46.6	35.6	79.2
Income tax expense	(4.8)	(14.9)	(17.4)	(33.1)
Net income attributable to shareholders of Borr Drilling Limited	35.1	31.7	18.2	46.1
Total comprehensive income attributable to shareholders of Borr Drilling Limited	$ 35.1	$ 31.7	$ 18.2	$ 46.1
Earnings Per Share [Abstract]
Basic income per share (in dollars per share)	$ 0.15	$ 0.13	$ 0.08	$ 0.18
Diluted income per share (in dollars per share)	$ 0.14	$ 0.12	$ 0.08	$ 0.18
Weighted-average shares outstanding, basic (in shares)	238,907,129	251,189,331	241,134,285	251,953,928
Weighted-average shares outstanding, diluted (in shares)	273,877,730	288,436,630	242,362,500	289,349,337
Related party revenue
Operating revenues
Total operating revenues	$ 0.0	$ 10.6	$ 0.0	$ 35.0
Dayrate revenue | Nonrelated party
Operating revenues
Total operating revenues	238.5	223.0	440.7	421.3
Bareboat charter revenue | Nonrelated party
Operating revenues
Total operating revenues	20.3	26.6	27.9	37.9
Management contract revenue | Nonrelated party
Operating revenues
Total operating revenues	$ 8.9	$ 11.7	$ 15.7	$ 11.7